Prepayment and other current assets (Details) $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Receivables due from dealerships			¥ 0	¥ 10,661,000
Deductible VAT			4,056,000	4,852,000
Deposits			14,496,000	8,637,000
Prepaid rental expenses			1,662,000	2,168,000
Receivables due from third-party online payment platforms			4,755,000	469,000
Staff advances			4,131,000	695,000
Prepaid promotion expenses			54,382,000	36,538,000
Prepaid service fees			4,591,000	2,574,000
Prepaid insurance fees			3,648,000
Bridge loan receivable	[1]		100,611,000
Others			1,450,000	2,225,000
Total		$ 27,835	193,782,000	¥ 68,819,000
Longye
Prepayment for Acquisition			200,000,000
Bridge loan payable			¥ 100,000,000

[1]	On May, 2019, the Company (the “Purchaser”) entered into a share purchase agreement (the “Agreement”) with, among other parties, Longye International Limited (the “Seller”), a company incorporated in the Cayman Islands, to acquire its entire entity interest for a total consideration of U.S.-dollar equivalent of RMB200,000,000 in the form of cash and the Company’s securities in aggregate. According to the Agreement, the Purchaser shall pay RMB100,000,000 equivalent in USD as a bridge loan to the Seller. Subject to the customary closing conditions, the Company will credit this bridge loan to the cash portion of the purchase price.